FILED VIA EDGAR

October 17, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Red Cedar Fund Trust (the “Trust”)

File Nos. 333-232926 and 811-23459

Ladies and Gentlemen:

On behalf of the Trust, we hereby electronically file, pursuant to the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1, and pursuant to the Investment Company Act of 1940, as amended, Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which contains the Prospectus and the Statement of Additional Information for the Red Cedar Short Term Bond Fund (the “Fund”), a series of the Trust. The Amendment is being filed in response to staff comments to the Registration Statement filed on July 31, 2019 and to incorporate other information and disclosures for the Fund.

If you have any questions concerning this filing, please contact me at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Vice President and Senior Managing Counsel

cc:	Kelley Howes, Esq.

David Withrow

Matthew Swendiman